Fair values (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Disclosure of borrowings
The following table summarises the book value and fair value of the Group’s borrowings as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Fair value of borrowings	13,316	7,585
Book value of borrowings (Note 14)	13,140	7,187

Disclosure of fair value measurement of liabilities
The following table summarises the fair value of the derivative assets and liabilities as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Assets at fair value:
Derivatives (Note 13)	376	46
Liabilities at fair value:
Derivatives (Note 13)	66	77

Disclosure of fair value measurement of assets
The following table summarises the fair value of the derivative assets and liabilities as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Assets at fair value:
Derivatives (Note 13)	376	46
Liabilities at fair value:
Derivatives (Note 13)	66	77